TAXES PAYABLE	12 Months Ended
Oct. 31, 2022
TAXES PAYABLE
TAXES PAYABLE

NOTE 9 – TAXES PAYABLE

At October 31, 2022 and 2021, taxes payable consisted of the following:

	October 31, 2022	October 31, 2021
Income taxes payable	$465,291	$493,196
VAT payable	458	—
Other	1,129	—
	$466,878	$493,196